Information about the main subsidiaries (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2017
Disclosure of subsidiaries [line items]
Current assets		$ 153,059	$ 159,473
Non-current assets		354,930	398,201
Current liabilities		89,602	88,952
Non-current liabilities		329,387	345,261
Revenues		82,665	69,286		$ 67,907
Cash of operating activities		17,874	16,897		16,547
Cash of investing activities		7,383	(22,077)		(4,634)
Cash of financial activities		(18,006)	(2,805)		4,244
Net increase / (decrease) in cash and cash equivalents		$ 7,251	$ (7,985)		$ 16,157
Irsainversionesy Representaciones Sociedad Anonima [Member]
Disclosure of subsidiaries [line items]
Direct interest of non-controlling interest	[1]	37.65%	36.26%
Current assets		$ 141,276	$ 149,432
Non-current assets		333,358	377,424
Current liabilities		73,959	72,930
Non-current liabilities		314,856	334,411
Net assets		85,819	119,515
Book value of non-controlling interests		53,744	58,181
Revenues		69,767	58,824
Net income/ (loss)		(26,847)	23,237
Total comprehensive income / (loss)		(1,417)	9,449
Total comprehensive income / (loss) attributable to non-controlling interest		(1,993)	20,312
Cash of operating activities		18,920	14,287
Cash of investing activities		7,829	(21,363)
Cash of financial activities		(19,419)	(4,312)
Net increase / (decrease) in cash and cash equivalents		7,330	(11,388)
Dividends distribution to non-controlling shareholders		$ (2,330)	$ (2,584)
Brasilagro [Member]
Disclosure of subsidiaries [line items]
Direct interest of non-controlling interest	[1]	56.71%	56.71%
Current assets		$ 4,950	$ 4,284
Non-current assets		13,193	10,918
Current liabilities		2,515	2,323
Non-current liabilities		3,675	2,858
Net assets		11,953	10,022
Book value of non-controlling interests
Revenues		4,057	2,530
Net income/ (loss)		1,396	1,915
Total comprehensive income / (loss)		(239)	2,890
Total comprehensive income / (loss) attributable to non-controlling interest
Cash of operating activities		594	3
Cash of investing activities		(249)	(697)
Cash of financial activities		(292)	1,327
Net increase / (decrease) in cash and cash equivalents		53	633
Dividends distribution to non-controlling shareholders
Elron [Member]
Disclosure of subsidiaries [line items]
Direct interest of non-controlling interest	[1]	38.94%	49.70%
Current assets		$ 3,163	$ 3,007
Non-current assets		2,638	2,505
Current liabilities		370	392
Non-current liabilities		48	37
Net assets		5,383	5,083
Book value of non-controlling interests		3,235	3,658
Revenues
Net income/ (loss)		(739)	(797)
Total comprehensive income / (loss)		(636)	(124)
Total comprehensive income / (loss) attributable to non-controlling interest		1,485	(793)
Cash of operating activities		(708)	(509)
Cash of investing activities		145	534
Cash of financial activities		936	(205)
Net increase / (decrease) in cash and cash equivalents		373	(180)
Dividends distribution to non-controlling shareholders			$ 241
PBC [Member]
Disclosure of subsidiaries [line items]
Direct interest of non-controlling interest	[1]	31.20%	35.60%
Current assets		$ 44,712	$ 36,801
Non-current assets		165,432	169,114
Current liabilities		17,987	24,943
Non-current liabilities		145,893	140,980
Net assets		46,264	39,992
Book value of non-controlling interests		33,421	33,806
Revenues		12,637	9,619
Net income/ (loss)		4,865	4,602
Total comprehensive income / (loss)		5,300	(282)
Total comprehensive income / (loss) attributable to non-controlling interest		3,659	1,649
Cash of operating activities		6,354	4,781
Cash of investing activities		750	42
Cash of financial activities		2,047	(1,853)
Net increase / (decrease) in cash and cash equivalents		9,151	2,970
Dividends distribution to non-controlling shareholders		$ 1,635	$ 1,115
Cellcom [Member]
Disclosure of subsidiaries [line items]
Direct interest of non-controlling interest	[1],[2]	55.90%	57.90%
Current assets	[3]	$ 32,155	$ 32,958
Non-current assets	[3]	41,334	43,013
Current liabilities	[3]	19,086	19,604
Non-current liabilities	[3]	40,248	40,619
Net assets	[3]	14,155	15,748
Book value of non-controlling interests		8,940	9,943	[3]
Revenues	[3]	33,259	29,784
Net income/ (loss)	[3]	(1,066)	(792)
Total comprehensive income / (loss)	[3]	(1,076)	8
Total comprehensive income / (loss) attributable to non-controlling interest	[3]	(946)	(784)
Cash of operating activities	[3]	7,014	6,218
Cash of investing activities	[3]	(6,027)	(4,004)
Cash of financial activities	[3]	1,166	594
Net increase / (decrease) in cash and cash equivalents	[3]	2,153	2,808
Dividends distribution to non-controlling shareholders	[3]
IRSA CP [Member]
Disclosure of subsidiaries [line items]
Direct interest of non-controlling interest	[1]	14.73%	13.66%
Current assets		$ 17,186	$ 16,589
Non-current assets		63,813	89,618
Current liabilities		4,056	4,070
Non-current liabilities		36,330	42,686
Net assets		40,613	59,452
Book value of non-controlling interests		2,178	2,244
Revenues		10,171	10,895
Net income/ (loss)		(18,138)	14,237
Total comprehensive income / (loss)		(18,138)	14,237
Total comprehensive income / (loss) attributable to non-controlling interest		(105)	507
Cash of operating activities		3,910	4,916
Cash of investing activities		(3,469)	(6,806)
Cash of financial activities		(1,841)	3,470
Net increase / (decrease) in cash and cash equivalents		1,400	1,580
Dividends distribution to non-controlling shareholders		$ 705	$ 1,283

[1]	Corresponds to the direct interest from the Group.
[2]	DIC considers it exercises effective control over Cellcom because DIC is the group with the higher percentage of votes (47.2%) vis-a-vis other shareholders, also taking into account the historic voting performance in the Shareholders' Meetings, as well as the evaluation of the holdings of the remaining shareholders, which are highly atomized.
[3]	DIC considers it exercises effective control over Cellcom because DIC is the group with the higher percentage of votes vis-a-vis other shareholders, also taking into account the historic voting performance in the Shareholders' Meetings.